Via Edgar

December 19, 2012

Securities and Exchange Commission

Branch of Filings and Reports

450 Fifth Street N.W.

Washington, DC 20549

RE:	The Valspar Corporation Annual Report on Form 10-K for the Year Ended October 26, 2012

Ladies and Gentlemen:

Pursuant to General Instruction D to Form 10-K and Section 232.101(a)(1)(iii) of Regulation S-T, transmitted herewith for filing is the Annual Report on Form 10-K of The Valspar Corporation for the year ended October 26, 2012, including exhibits.

Pursuant to General Instruction D(3) to Form 10-K, the registrant hereby confirms that the financial statements incorporated by reference into Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying such principles or practices.

Please call the undersigned at 612/851-7845 with any comments or questions.

Very truly yours,

THE VALSPAR CORPORATION

/s/Linda S. Colman

Linda S. Colman

Assistant Corporate Secretary

cc:  New York Stock Exchange